Summary of Significant Accounting Policies (Details 2) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents	$ 1,342,561	$ 667,024	$ 407,323
Total cash and cash equivalent, Percentage	100.00%	100.00%	100.00%
United States [Member]
Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents
Total cash and cash equivalent, Percentage
China Member [Member]
Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents	$ 1,342,561	$ 667,024	$ 407,323
Total cash and cash equivalent, Percentage	100.00%	100.00%	100.00%